Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

5. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements
	as of December 31, 2024 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$3,044	$—	$—	$3,044
Total Assets	$3,044	$—	$—	$3,044

	Fair Value Measurements
	as of December 31, 2023 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$75	$—	$—	$75
Total Assets	$75	$—	$—	$75